Mortgage Loans Payable (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Mortgage Loans Payable (Details) [Line Items]
Construction Loan (in Dollars)	$ 160.0
Debt Instrument, Interest Rate During Period	1.70%
Project Stabilization [Member]
Mortgage Loans Payable (Details) [Line Items]
Debt Instrument, Interest Rate During Period	1.45%